Goodwill and Intangible Assets - Allocation of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,126.3	$ 2,997.3
Intangible assets	3,102.8	3,196.8
Total	6,229.1	6,194.1	$ 5,676.9
Insurance and reinsurance companies
Disclosure of information for cash-generating units [line items]
Goodwill	2,010.1	2,008.6
Intangible assets	1,617.2	1,750.2
Total	3,627.3	3,758.8
Allied World
Disclosure of information for cash-generating units [line items]
Goodwill	940.0	938.8
Intangible assets	611.7	659.2
Total	1,551.7	1,598.0
Brit
Disclosure of information for cash-generating units [line items]
Goodwill	200.2	200.2
Intangible assets	581.1	594.2
Total	781.3	794.4
Zenith National
Disclosure of information for cash-generating units [line items]
Goodwill	317.6	317.6
Intangible assets	93.2	99.3
Total	410.8	416.9
Crum & Forster
Disclosure of information for cash-generating units [line items]
Goodwill	188.8	188.2
Intangible assets	104.2	111.7
Total	293.0	299.9
Northbridge
Disclosure of information for cash-generating units [line items]
Goodwill	95.4	92.5
Intangible assets	105.5	90.9
Total	200.9	183.4
Odyssey Group
Disclosure of information for cash-generating units [line items]
Goodwill	119.7	119.7
Intangible assets	57.3	62.8
Total	177.0	182.5
All other insurance and reinsurance companies
Disclosure of information for cash-generating units [line items]
Goodwill	148.4	151.6
Intangible assets	64.2	132.1
Total	212.6	283.7
Non-insurance companies
Disclosure of information for cash-generating units [line items]
Goodwill	1,116.2	988.7
Intangible assets	1,485.6	1,446.6
Total	2,601.8	2,435.3
Recipe
Disclosure of information for cash-generating units [line items]
Goodwill	280.9	279.3
Intangible assets	1,011.0	1,035.5
Total	1,291.9	1,314.8
Boat Rocker
Disclosure of information for cash-generating units [line items]
Goodwill	90.1	93.8
Intangible assets	230.8	154.1
Total	320.9	247.9
Farmers Edge
Disclosure of information for cash-generating units [line items]
Goodwill	202.6	0.0
Intangible assets	17.0	0.0
Total	219.6	0.0
AGT
Disclosure of information for cash-generating units [line items]
Goodwill	168.5	174.7
Intangible assets	47.1	58.9
Total	215.6	233.6
Thomas Cook India
Disclosure of information for cash-generating units [line items]
Goodwill	144.6	150.6
Intangible assets	56.3	55.8
Total	200.9	206.4
Dexterra Group
Disclosure of information for cash-generating units [line items]
Goodwill	75.9	75.8
Intangible assets	17.7	15.7
Total	93.6	91.5
All other
Disclosure of information for cash-generating units [line items]
Goodwill	153.6	214.5
Intangible assets	105.7	126.6
Total	$ 259.3	$ 341.1